Shareholder Report, Average Annual Return (Details) 1014072_Franklin U.S. Dividend Booster Index ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	14 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Dividend Booster Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Dividend Booster Index ETF (NAV)
Average Annual Return, Percent	19.12%	13.20%
VettaFi U.S. Equity Large-Cap 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity Large-Cap 500 Index
Average Annual Return, Percent	18.09%	7.87%
VettaFi New Frontier U.S. Dividend Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VettaFi New Frontier U.S. Dividend Select Index
Average Annual Return, Percent	19.32%	13.37%